Taxation - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of unrecognized deferred tax asset [line items]
Unrecognized deferred tax assets	$ 12,964,235	$ 5,978,459
Severance liabilities [member]
Disclosure of unrecognized deferred tax asset [line items]
Unrecognized deferred tax assets	44,866	31,716
Tax loss [Member]
Disclosure of unrecognized deferred tax asset [line items]
Unrecognized deferred tax assets	$ 12,919,369	$ 5,946,743